FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05569
                                   ---------

                     FRANKLIN UNIVERSAL TRUST
                     ------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
         (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  8/31
                          ----

Date of reporting period: 5/31/06
                          -------



ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Universal Trust

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .............................................    3

Notes to Statement of Investments  ...................................    9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Franklin Universal Trust

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY            SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 126.6%
      COMMON STOCKS 34.3%
      NON-ENERGY MINERALS 1.3%
      AngloGold Ashanti Ltd., ADR ......................................    South Africa            30,446       $    1,407,519
      Barrick Gold Corp. ...............................................       Canada               35,800            1,095,838
                                                                                                                 ---------------
                                                                                                                      2,503,357
                                                                                                                 ---------------
      PRODUCER MANUFACTURING 0.0% a
    b Harvard Industries Inc. ..........................................   United States           109,618                1,096
  b,c VS Holdings Inc. .................................................   United States           181,875                   --
                                                                                                                 ---------------
                                                                                                                          1,096
                                                                                                                 ---------------
      UTILITIES 33.0%
      Alliant Energy Corp. .............................................   United States            95,000            3,268,000
      Ameren Corp. .....................................................   United States            40,000            1,979,600
      American Electric Power Co. Inc. .................................   United States            30,000            1,028,100
      Atmos Energy Corp. ...............................................   United States            85,000            2,281,400
      CenterPoint Energy Inc. ..........................................   United States           139,200            1,669,008
      Dominion Resources Inc. ..........................................   United States            70,000            5,080,600
      DTE Energy Co. ...................................................   United States            45,000            1,818,900
      Duke Energy Corp. ................................................   United States            85,800            2,421,276
      Edison International .............................................   United States            65,000            2,550,600
      Energy East Corp. ................................................   United States            42,000            1,001,280
      Entergy Corp. ....................................................   United States            50,500            3,540,555
      Exelon Corp. .....................................................   United States           104,000            5,887,440
      FirstEnergy Corp. ................................................   United States            75,000            3,931,500
      FPL Group Inc. ...................................................   United States           140,000            5,576,200
      NiSource Inc. ....................................................   United States            80,000            1,741,600
      ONEOK Inc. .......................................................   United States            22,600              759,134
      Pinnacle West Capital Corp. ......................................   United States            76,000            2,993,640
      Progress Energy Inc. .............................................   United States            70,000            2,942,800
      Public Service Enterprise Group Inc. .............................   United States            47,250            3,011,242
      The Southern Co. .................................................   United States           170,000            5,434,900
      TXU Corp. ........................................................   United States            79,200            4,538,160
                                                                                                                 ---------------
                                                                                                                     63,455,935
                                                                                                                 ---------------
      TOTAL COMMON STOCKS (COST $45,552,404) ...........................                                             65,960,388
                                                                                                                 ---------------
      PREFERRED STOCKS 1.0%
      PROCESS INDUSTRIES 0.0% a
c,d,e Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual ..............     Indonesia           4,000,000               43,600
                                                                                                                 ---------------
      UTILITIES 1.0%
      Heco Capital Trust III, 6.50%, pfd. ..............................   United States            75,000            1,897,500
                                                                                                                 ---------------
      TOTAL PREFERRED STOCKS (COST $5,875,000) .........................                                              1,941,100
                                                                                                                 ---------------


                                          Quarterly Statement of Investments | 3

Franklin Universal Trust

--------------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY      PRINCIPAL AMOUNT g        VALUE
--------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS 89.2%
      COMMERCIAL SERVICES 5.7%
      Corrections Corp. of America, senior note, 7.50%, 5/01/11 ........   United States         2,300,000       $    2,334,500
      Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ............   United States         2,342,000            2,564,490
      JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 .......   United States         3,000,000            3,045,000
    f R.H. Donnelley Corp., senior note, 144A, 8.875%, 1/15/16 .........   United States           700,000              707,000
      United Rentals North America Inc., senior sub. note, 7.75%,
        11/15/13 .......................................................   United States         2,400,000            2,364,000
                                                                                                                 ---------------
                                                                                                                     11,014,990
                                                                                                                 ---------------
      COMMUNICATIONS 9.3%
      Dobson Cellular Systems Inc., senior secured note, 9.875%,
        11/01/12 .......................................................   United States         1,900,000            2,061,500
      Inmarsat Finance PLC, senior note, 7.625%, 6/30/12 ...............   United Kingdom          645,000              661,125
      Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
        10.375% thereafter, 11/15/12 ...................................   United Kingdom        2,700,000            2,315,250
      Intelsat Bermuda Ltd., senior note, 8.25%, 1/15/13 ...............      Bermuda            2,900,000            2,925,375
      Millicom International Cellular SA, senior note, 10.00%,
        12/01/13 .......................................................     Luxembourg          2,300,000            2,587,500
    f Nordic Telephone Co. Holdings., senior note, 144A, 8.875%,
        5/01/16 ........................................................      Denmark              700,000              726,250
      Qwest Communications International Inc., senior note, 7.50%,
        2/15/14 ........................................................   United States         2,000,000            2,000,000
      Rogers Wireless Inc., senior secured note, 7.25%, 12/15/12 .......       Canada            1,600,000            1,620,000
    f Wind Acquisition Finance SA, senior note, 144A, 10.75%,
        12/01/15 .......................................................       Italy             2,700,000            2,922,750
                                                                                                                 ---------------
                                                                                                                     17,819,750
                                                                                                                 ---------------
      CONSUMER DURABLES 6.9%
      Ford Motor Credit Co., 5.625%, 10/01/08 ..........................   United States         2,000,000            1,834,716
      General Motors Acceptance Corp., 6.875%, 8/28/12 .................   United States         2,700,000            2,512,828
      General Motors Corp., senior deb., 8.25%, 7/15/23 ................   United States         1,000,000              757,500
      Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 .............   United States         1,400,000            1,382,500
      KB Home, senior note,
        6.25%, 6/15/15 .................................................   United States         1,200,000            1,101,876
        7.25%, 6/15/18 .................................................   United States         1,300,000            1,254,721
      Simmons Bedding Co., senior sub. note, 7.875%, 1/15/14 ...........   United States           700,000              684,250
    f Visant Holding Corp., senior note, 144A, 8.75%, 12/01/13 .........   United States         1,100,000            1,089,000
      William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ...........   United States         3,000,000            2,610,000
                                                                                                                 ---------------
                                                                                                                     13,227,391
                                                                                                                 ---------------
      CONSUMER NON-DURABLES 4.1%
    f Reynolds American Inc., 144A, 7.625%. 6/01/16 ....................   United States         2,500,000            2,485,040
      Smithfield Foods Inc., senior note,
        7.00%, 8/01/11 .................................................   United States         2,000,000            1,970,000
        7.75%, 5/15/13 .................................................   United States         1,000,000            1,010,000
      Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ..........   United States         3,000,000            2,452,500
                                                                                                                 ---------------
                                                                                                                      7,917,540
                                                                                                                 ---------------


4 | Quarterly Statement of Investments

Franklin Universal Trust

--------------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY      PRINCIPAL AMOUNT g        VALUE
--------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      CONSUMER SERVICES 14.3%
      AMC Entertainment Inc., senior note, B, 8.625%, 8/15/12 ..........   United States         1,900,000       $    1,966,500
  c,d Atherton Franchise Capital, 13.073%, 12/01/08 ....................   United States           728,696               14,574
      Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ........   United States         2,900,000            2,885,500
      CCH II LLC, senior note, 10.25%, 9/15/10 .........................   United States         2,500,000            2,506,250
      DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ...............   United States         1,283,000            1,364,791
    f EchoStar DBS Corp., senior note, 144A, 7.125%, 2/01/16 ...........   United States         2,500,000            2,406,250
    f Hertz Corp., senior note, 144A, 8.875%, 1/01/14 ..................   United States         2,000,000            2,090,000
      Liberty Media Corp., senior note, 5.70%, 5/15/13 .................   United States         3,000,000            2,771,973
      LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ...........   United States         1,500,000            1,398,750
    f MGM MIRAGE Inc., senior note, 144A, 6.875%, 4/01/16 ..............   United States         2,500,000            2,412,500
    f Quebecor Media Inc., senior note, 144A, 7.75%, 3/15/16 ...........       Canada            1,000,000            1,020,000
      Radio One Inc., senior sub. note, 6.375%, 2/15/13 ................   United States         1,700,000            1,598,000
      Royal Caribbean Cruises Ltd., senior note,
        8.00%, 5/15/10 .................................................   United States         1,200,000            1,269,718
        6.875%, 12/01/13 ...............................................   United States           800,000              799,843
      Station Casinos Inc.,
        senior note, 6.00%, 4/01/12 ....................................   United States           500,000              481,250
        senior sub. note, 6.50%, 2/01/14 ...............................   United States           300,000              288,000
        senior sub. note, 6.875%, 3/01/16 ..............................   United States         2,200,000            2,136,750
                                                                                                                 ---------------
                                                                                                                     27,410,649
                                                                                                                 ---------------
      ELECTRONIC TECHNOLOGY 4.6%
      DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 .........   United States         1,800,000            1,827,000
      L-3 Communications Corp., senior sub. note, 6.375%, 10/15/15 .....   United States         2,800,000            2,660,000
      Sanmina-SCI Corp., senior sub. note,
        6.75%, 3/01/13 .................................................   United States         2,000,000            1,915,000
        8.125%, 3/01/16 ................................................   United States           400,000              403,000
    f Solectron Global Finance Ltd., senior sub. note, 144A, 8.00%,
        3/15/16 ........................................................   United States         2,000,000            2,020,000
                                                                                                                 ---------------
                                                                                                                      8,825,000
                                                                                                                 ---------------
      ENERGY MINERALS 5.5%
      Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 .............   United States         2,500,000            2,337,500
    f Mariner Energy Inc., senior note, 144A, 7.50%, 4/15/13 ...........   United States         2,300,000            2,236,750
    f Massey Energy Co., senior note, 144A, 6.875%, 12/15/13 ...........   United States         2,500,000            2,412,500
      Plains Exploration & Production Co., senior note, 7.125%,
        6/15/14 ........................................................   United States         1,700,000            1,687,250
      Pogo Producing Co., senior sub. note, 6.875%, 10/01/17 ...........   United States         2,000,000            1,900,000
                                                                                                                 ---------------
                                                                                                                     10,574,000
                                                                                                                 ---------------
      HEALTH SERVICES 5.7%
      DaVita Inc., senior sub. note, 7.25%, 3/15/15 ....................   United States         3,000,000            2,940,000
      HCA Inc., 6.50%, 2/15/16 .........................................   United States         2,300,000            2,187,196
      Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 .............   United States         3,000,000            2,790,000
      Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
        10/01/14 .......................................................   United States         3,000,000            3,090,000
                                                                                                                 ---------------
                                                                                                                     11,007,196
                                                                                                                 ---------------


                                          Quarterly Statement of Investments | 5

Franklin Universal Trust

--------------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY      PRINCIPAL AMOUNT g        VALUE
--------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      INDUSTRIAL SERVICES 4.0%
      Allied Waste North America Inc., senior secured note,
        6.50%, 11/15/10 ................................................   United States         1,100,000       $    1,080,750
        B, 5.75%, 2/15/11 ..............................................   United States           900,000              855,000
    f Copano Energy LLC, senior note, 144A, 8.125%, 3/01/16 ............   United States         1,200,000            1,224,000
      Hanover Equipment Trust 01, senior secured note, B, 8.75%,
        9/01/11 ........................................................   United States         2,500,000            2,612,500
      Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 .......   United States         2,000,000            1,865,000
                                                                                                                 ---------------
                                                                                                                      7,637,250
                                                                                                                 ---------------
      NON-ENERGY MINERALS 0.8%
    f Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ..................       Canada            1,700,000            1,632,000
                                                                                                                 ---------------
      PROCESS INDUSTRIES 10.2%
      Abitibi-Consolidated Co. of Canada, senior note, 8.375%,
        4/01/15 ........................................................       Canada            3,000,000            2,880,000
    f Basell AF SCA, senior note, 144A, 8.375%, 8/15/15 ................      Germany            1,200,000            1,191,000
      BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ....   United States         1,785,000            1,967,963
      Buckeye Technologies Inc., senior sub. note, 8.00%, 10/15/10 .....   United States         1,100,000            1,039,500
    f Crown Americas Inc., senior note, 144A, 7.75%, 11/15/15 ..........   United States         3,000,000            3,037,500
      JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ................      Ireland            3,000,000            2,760,000
      Nalco Co., senior sub. note, 8.875%, 11/15/13 ....................   United States         2,000,000            2,067,500
      Owens-Brockway Glass Container Inc., senior note, 6.75%,
        12/01/14 .......................................................   United States         2,000,000            1,905,000
b,c,e Pindo Deli Finance Mauritius Ltd., 144A,
      h FRN, 6.00%, 4/29/15 ............................................     Indonesia             339,219               76,731
      h FRN, 5.664%, 4/29/18 ...........................................     Indonesia             882,036              199,517
        zero cpn., 4/29/25 .............................................     Indonesia           1,822,397              412,226
      Rhodia SA, senior note, 10.25%, 6/01/10 ..........................       France            1,931,000            2,131,341
                                                                                                                 ---------------
                                                                                                                     19,668,278
                                                                                                                 ---------------
      PRODUCER MANUFACTURING 4.3%
      Case New Holland Inc., senior note, 9.25%, 8/01/11 ...............   United States         3,000,000            3,202,500
    f Invensys PLC, senior note, 144A, 9.875%, 3/15/11 .................   United Kingdom        1,800,000            1,962,000
      Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 ......   United States           400,000              379,000
      Nortek Inc., senior sub. note, 8.50%, 9/01/14 ....................   United States           800,000              808,000
      TRW Automotive Inc., senior note, 9.375%, 2/15/13 ................   United States         1,701,000            1,841,333
                                                                                                                 ---------------
                                                                                                                      8,192,833
                                                                                                                 ---------------


6 | Quarterly Statement of Investments

Franklin Universal Trust

--------------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY      PRINCIPAL AMOUNT g        VALUE
--------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      REAL ESTATE INVESTMENT TRUSTS 1.6%
      Host Marriott LP, senior note,
        M, 7.00%, 8/15/12 ..............................................   United States         2,500,000       $    2,518,750
        O, 6.375%, 3/15/15 .............................................   United States           500,000              478,750
                                                                                                                 ---------------
                                                                                                                      2,997,500
                                                                                                                 ---------------
      RETAIL TRADE 2.9%
    f GSC Holdings Corp., senior note, 144A, 8.00%, 10/01/12 ...........   United States         2,600,000            2,600,000
    f Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08 ..............   United States         3,000,000            2,932,500
                                                                                                                 ---------------
                                                                                                                      5,532,500
                                                                                                                 ---------------
      TECHNOLOGY SERVICES 2.8%
    d PSINet Inc.,
        10.50%, 12/01/06 ...............................................   United States           700,000                  438
        senior note, 11.00%, 8/01/09 ...................................   United States         3,250,000                2,031
    f SunGard Data Systems Inc.,
        senior note, 144A, 9.125%, 8/15/13 .............................   United States           900,000              948,375
        senior sub. note, 144A, 10.25%, 8/15/15 ........................   United States         1,900,000            1,995,000
      UGS Corp., senior sub. note, 10.00%, 6/01/12 .....................   United States         2,300,000            2,507,000
                                                                                                                 ---------------
                                                                                                                      5,452,844
                                                                                                                 ---------------
      TRANSPORTATION 0.6%
      Great Lakes Dredge & Dock Co., senior sub. note, 7.75%,
        12/15/13 .......................................................   United States         1,200,000            1,104,000
                                                                                                                 ---------------
      UTILITIES 5.9%
      Aquila Inc., senior note, 14.875%, 7/01/12 .......................   United States         2,000,000            2,695,000
d,e,f Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 .........   United States         1,000,000              967,500
      Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 ................   United States         2,600,000            2,704,000
      Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ......   United States         3,000,000            3,225,000
      NRG Energy Inc., senior note, 7.375%, 2/01/16 ....................   United States         1,800,000            1,806,750
                                                                                                                 ---------------
                                                                                                                     11,398,250
                                                                                                                 ---------------
      TOTAL CORPORATE BONDS (COST $173,901,317) ........................                                            171,411,971
                                                                                                                 ---------------
      FOREIGN GOVERNMENT AND AGENCY SECURITIES 2.1%
      GOVERNMENT BONDS 2.1%
      Eskom, E168, 11.00%, 6/01/08 .....................................    South Africa         2,350,000 ZAR          370,025
      Government of Mexico, 11.375%, 9/15/16 ...........................       Mexico            2,750,000            3,737,938
                                                                                                                 ---------------
      TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
        (COST $3,512,872) ..............................................                                              4,107,963
                                                                                                                 ---------------
      TOTAL LONG TERM INVESTMENTS (COST $228,841,593) ..................                                            243,421,422
                                                                                                                 ---------------


                                          Quarterly Statement of Investments | 7

Franklin Universal Trust

--------------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY            SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENT (COST $1,479,390) 0.8%
      MONEY MARKET FUND 0.8%
    i Franklin Institutional Fiduciary Trust Money Market Portfolio,
        4.71% ..........................................................   United States         1,479,390       $    1,479,390
                                                                                                                 ---------------
      TOTAL INVESTMENTS (COST $230,320,983) 127.4% .....................                                            244,900,812
      NOTES PAYABLE (28.6)% ............................................                                            (55,000,000)
      OTHER ASSETS, LESS LIABILITIES 1.2% ..............................                                              2,253,890
                                                                                                                 ---------------
      NET ASSETS 100.0% ................................................                                         $  192,154,702
                                                                                                                 ===============

CURRENCY ABBREVIATIONS

ZAR - South African Rand

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
FRN - Floating Rate Note

a     Rounds to less than 0.1% of net assets.

b     Non-income producing.

c     See Note 2 regarding restricted securities.

d     Defaulted security.

e     See Note 3 regarding other considerations.

f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2006, the aggregate value of these securities was $41,017,915, representing 21.35% of net assets.

g     The principal amount is stated in U.S. dollars unless otherwise indicated.

h     The coupon rate shown represents the rate at period end.

i The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Universal Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Universal Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, closed-end investment company.

1. INCOME TAXES

At May 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 230,541,225
                                                                  ==============

Unrealized appreciation .......................................   $  30,361,981
Unrealized depreciation .......................................     (16,002,394)
                                                                  --------------
Net unrealized appreciation (depreciation) ....................   $  14,359,587
                                                                  ==============
2. RESTRICTED SECURITIES

At May 31, 2006, the Fund held investments in restricted securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

--------------------------------------------------------------------------------------------------------------
     SHARES/                                                           ACQUISITION
PRINCIPAL AMOUNT   ISSUER                                                  DATE         COST          VALUE
--------------------------------------------------------------------------------------------------------------
       4,000,000   Asia Pulp & Paper Co. Ltd., 12.00%, pfd.,
                     Perpetual .....................................      2/14/97    $ 4,000,000   $   43,600
         728,696   Atherton Franchise Capital, 13.073%,
                     12/01/08 ......................................      4/28/94        728,696       14,574
         339,219   Pindo Deli Finance Mauritius Ltd., 144A,
                     FRN, 6.00% 4/29/15 ............................      4/29/05         78,821       76,731
         882,036   Pindo Deli Finance Mauritius Ltd., 144A,
                     FRN, 5.664% 4/29/18 ...........................      4/29/05        204,950      199,517
       1,822,397   Pindo Deli Finance Mauritius Ltd., 144A,
                     zero cpn., 4/29/25 ............................      4/29/05        423,452      412,226
         181,875   VS Holdings Inc. ................................     12/06/01        181,875           --
                                                                                                   -----------
                   TOTAL RESTRICTED SECURITIES (0.39% of Net Assets) ...........................   $  746,648
                                                                                                   ===========


                                          Quarterly Statement of Investments | 9

Franklin Universal Trust

3. OTHER CONSIDERATIONS

Subject to certain terms and conditions, the Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd. and Pindo Deli Finance Mauritius Ltd. in November 2006. Until the completion of the sale, the transaction is being accounted for as a secured borrowing with a pledge of collateral and any preliminary sales proceeds or other interest and cash distributions received are deferred until the completion of the transaction and are recorded as part of the net sales proceeds.

Directors or employees of Advisers, as the Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. At May 31, 2006, such individuals serve in one or more of these capacities for Calpine Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to buy or sell any of this security, it will comply with all applicable federal securities laws.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


10 | Quarterly Statement of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKILN UNIVERSAL TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  July 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  July 27, 2006













                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN UNIVERSAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

July 27, 2006


/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration





I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN UNIVERSAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

July 27, 2006


/S/GALEN G. VETTER
Chief Financial Officer